Prepaid Expenses and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2016
Prepaid Expenses And Other Assets [Abstract]
Prepaid Expenses And Other Current Assets

	December 31, 2016	December 31, 2015
Prepaid voyage costs	$ 27	$ 137
Inventory	220	1,160
Other	1,353	—

Total prepaid expenses and other current assets	$ 1,600	$ 1,297